UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment { }; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mar Vista Investment Partners, LLC
Address: 11150 Santa Monica Blvd., Suite 320, Los Angeles, CA 90025

Form 13F File Number: 28-13243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lance Simpson
Title:  CCO - Chief Compliance Officer
Phone:  (952) 230-6155

Signature, Place, and Date of Signing:

/s/ Lance Simpson                Minnetonka, MN                08/15/2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                              1
Form 13F Information Table Entry Total:                        59
Form 13F Information Table Value Total:             $1,009,585,164


Confidential information has been omitted from this report and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number        Name
1           28-02510                    Roxbury Capital Management, LLC

                           FORM 13F INFORMATION TABLE

NAME OF                       TITLE           CUSIP      VALUE       SHRS OR    SH/   PUT/  INVESTMENT OTHER      VOTING AUTHORITY
ISSUER                        OF CLASS                               PRN AMT    PRN   CALL  DISCRETION MANAGERS SOLE     SHARED NONE
----------------------------  -------------   ---------  ----------  ---------  ---   ----  ---------- -------- -------- ------ ----
ADOBE SYS INC                 COM             00724F101  13,787,303    438,388  SH          SOLE                 438,388
AMERICAN  TOWER CORP          CL A            029912201  34,098,751    651,610  SH          SOLE                 651,610
ANHEUSER BUSCH INBEV SA/NV    SPONSORED ADR   03524A108   7,682,322    132,431  SH          SOLE                 132,431
APPLE INC                     COM             037833100  32,230,362     96,018  SH          SOLE                  96,018
AUTODESK INC                  COM             052769106  14,781,098    382,930  SH          SOLE                 382,930
BARD C R INC                  COM             067383109  33,382,829    303,867  SH          SOLE                 303,867
BAXTER INTL INC               COM             071813109  13,554,286    227,078  SH          SOLE                 227,078
BERKSHIRE HATHAWAY INC DEL    CL B NEW        084670702  34,259,702    442,689  SH          SOLE                 442,689
BROADCOM CORP                 CL A            111320107   2,341,445     69,603  SH          SOLE                  69,603
CAREFUSION CORP               COM             14170T101   3,406,928    125,393  SH          SOLE                 125,393
CHEVRON CORP NEW              COM             166764100  14,745,508    143,383  SH          SOLE                 143,383
CONTANGO OIL & GAS COMPANY    COM NEW         21075N204   2,056,505     35,190  SH          SOLE                  35,190
CORELOGIC INC                 COM             21871D103   9,288,771    555,881  SH          SOLE                 555,881
DISCOVERY COMMUNICATNS NEW    COM SER A       25470F104   2,391,777     58,393  SH          SOLE                  58,393
DISNEY WALT CO                COM DISNEY      254687106  25,882,076    662,963  SH          SOLE                 662,963
ECOLAB INC                    COM             278865100   5,131,482     91,016  SH          SOLE                  91,016
EXXON MOBIL CORP              COM             30231G102  43,315,807    532,266  SH          SOLE                 532,266
FAMILY DLR STORES INC         COM             307000109   2,299,500     43,750  SH          SOLE                  43,750
FEDEX CORP                    COM             31428X106  31,306,475    330,063  SH          SOLE                 330,063
FIRST AMERN FINL CORP         COM             31847R102  16,945,915  1,082,806  SH          SOLE               1,082,806
FOSTER WHEELER AG             COM             H27178104   3,358,934    110,564  SH          SOLE                 110,564
GOODRICH CORP                 COM             382388106  42,954,373    449,784  SH          SOLE                 449,784
HEWLETT PACKARD CO            COM             428236103  25,088,082    689,233  SH          SOLE                 689,233
HONEYWELL INTL INC            COM             438516106  32,393,542    543,607  SH          SOLE                 543,607
INTEL CORP                    COM             458140100  12,680,728    572,235  SH          SOLE                 572,235
JOHNSON & JOHNSON             COM             478160104  35,558,998    534,561  SH          SOLE                 534,561
JOY GLOBAL INC                COM             481165108  34,018,204    357,184  SH          SOLE                 357,184
LOWES COS INC                 COM             548661107  18,954,783    813,161  SH          SOLE                 813,161
MARKEL CORP                   COM             570535104  14,565,308     36,706  SH          SOLE                  36,706
MASTERCARD INC                CL A            57636Q104   3,136,347     10,408  SH          SOLE                  10,408
MAXIM INTEGRATED PRODS INC    COM             57772K101  17,314,829    677,419  SH          SOLE                 677,419
MICROCHIP TECHNOLOGY INC      COM             595017104   4,795,312    126,492  SH          SOLE                 126,492
MICROSOFT CORP                COM             594918104  37,106,472  1,427,172  SH          SOLE               1,427,172
NETAPP INC                    COM             64110D104   2,668,767     50,564  SH          SOLE                  50,564
NEWS CORP                     CL A            65248E104  37,190,497  2,101,158  SH          SOLE               2,101,158
NOBLE CORPORATION BAAR        NAMEN -AKT      H5833N103   4,401,151    111,676  SH          SOLE                 111,676
NOVARTIS A G                  SPONSORED ADR   66987V109   7,951,022    130,110  SH          SOLE                 130,110
OMNICOM GROUP INC             COM             681919106  15,965,618    331,512  SH          SOLE                 331,512
ORACLE CORP                   COM             68389X105  47,411,989  1,440,656  SH          SOLE               1,440,656
PAYCHEX INC                   COM             704326107  14,055,260    457,528  SH          SOLE                 457,528
PEOPLES UNITED FINANCIAL INC  COM             712704105   2,875,851    213,977  SH          SOLE                 213,977
PEPSICO INC                   COM             713448108  36,813,550    522,697  SH          SOLE                 522,697
PETSMART INC                  COM             716768106   2,455,062     54,112  SH          SOLE                  54,112
POLYCOM INC                   COM             73172K104   2,992,715     93,086  SH          SOLE                  93,086
PRAXAIR INC                   COM             74005P104  15,285,158    141,020  SH          SOLE                 141,020
PROCTER & GAMBLE CO           COM             742718109  11,860,446    186,573  SH          SOLE                 186,573
QUALCOMM INC                  COM             747525103  32,298,744    568,740  SH          SOLE                 568,740
ROCKWELL COLLINS INC          COM             774341101  14,455,263    234,321  SH          SOLE                 234,321
SBA COMMUNICATIONS CORP       COM             78388J106   4,658,035    121,970  SH          SOLE                 121,970
ST JUDE MED INC               COM             790849103  17,197,557    360,687  SH          SOLE                 360,687
SYSCO CORP                    COM             871829107   3,684,697    118,175  SH          SOLE                 118,175
TARGET CORP                   COM             87612E106  10,786,298    229,936  SH          SOLE                 229,936
THERMO FISHER SCIENTIFIC INC  COM             883556102  41,699,930    647,615  SH          SOLE                 647,615
TOLL BROTHERS INC             COM             889478103   3,751,846    180,899  SH          SOLE                 180,899
UNION PAC CORP                COM             907818108   8,585,438     82,236  SH          SOLE                  82,236
UNITED TECHNOLOGIES CORP      COM             913017109  12,772,258    144,303  SH          SOLE                 144,303
VISA INC                      COM CL A        92826C839   6,334,751     75,181  SH          SOLE                  75,181
WEATHERFORD INTERNATIONAL LT  REG SHS         H27013103   3,086,634    164,619  SH          SOLE                 164,619
WELLS FARGO & CO NEW          COM             949746101  23,531,873    838,627  SH          SOLE                 838,627